united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 4/30

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares		Value
	COMMON STOCK - 22.2%
	AEROSPACE/DEFENSE - 0.8%
207	Lockheed Martin Corp. +	$ 52,025
481	Northrop Grumman Corp. +	110,187
		162,212
	BANKS - 3.7%
94	Banco Popular Espanol SA	97
2,711	Citigroup, Inc. +	151,355
1,472	Comerica, Inc. +	99,404
1,584	Cullen/Frost Bankers, Inc. +	141,610
1,783	First Republic Bank +	168,190
884	IBERIABANK Corp. +	72,621
455	PNC Financial Services Group, Inc. +	54,809
2,254	Popular, Inc. +	100,145
		788,231
	COMMERCIAL SERVICES - 1.1%
1,000	Automatic Data Processing, Inc.	100,990
411	Euronet Worldwide, Inc. * +	29,395
1,196	K12, Inc. * +	23,836
127	MarketAxess Holdings, Inc. +	23,781
242	PayPal Holdings, Inc. * +	9,627
817	Vantiv, Inc. * +	50,850
.		238,479
	COMPUTERS - 0.5%
500	Apple, Inc.	60,675
527	Check Point Software Technologies Ltd. * +	52,052
		112,727
	DISTRIBUTION/WHOLESALE - 0.2%
551	Anixter International, Inc. * +	47,111

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
1,903	Affiliated Managers Group, Inc. +	289,941
85	Alliance Data Systems Corp. +	19,412
866	AllianceBernstein Holding LP +	20,221
1,130	CBOE Holdings, Inc.	89,971
2,407	CME Group, Inc. +	291,440
1,398	E*TRADE Financial Corp. *	52,355
5,610	Intercontinental Exchange, Inc. +	327,400
1,004	Mastercard, Inc. +	106,755
1,700	Nasdaq, Inc.	119,918
6,161	Waddell & Reed Financial, Inc. +	111,206
		1,428,619
	GAS - 0.0%
713	Hong Kong & China Gas Co. Ltd. +	1,347

	HEALTHCARE - PRODUCTS - 2.4%
1,373	Becton Dickinson and Co. +	243,419
1,013	CR Bard, Inc. +	240,415
		483,834
	INSURANCE - 1.1%
154	AMERISAFE, Inc. +	9,710
355	Aon PLC +	40,009
1,362	Arch Capital Group Ltd. * +	120,333
959	First American Financial Corp. +	36,039
454	Stewart Information Services Corp. +	19,831
		225,922
	INTERNET - 0.6%
2,356	Wix.com Ltd. * +	123,808

	INVESTMENT COMPANIES - 0.1%
4,878	Apollo Investment Corp. +	28,585

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	MACHINERY - DIVERSIFIED - 0.2%
474	Deere & Co. +	$ 50,742

	OIL & GAS - 1.0%
1,580	Apache Corp. +	94,516
2,518	ConocoPhillips +	122,778
		217,294
	REITS - 0.1%
316	Mid-America Apartment Communities, Inc. +	30,004

	RETAIL - 0.3%
781	Papa John's International, Inc. +	66,557

	SOFTWARE - 3.3%
8,000	First Data Corp. *	122,720
1,155	Fiserv, Inc. * +	124,082
574	Jack Henry & Associates, Inc. +	51,534
785	Microsoft Corp. +	50,750
245	MSCI, Inc. +	20,274
1,700	Paychex, Inc.	102,493
601	ServiceNow, Inc. * +	54,460
3,132	Take-Two Interactive Software, Inc. * +	168,032
		694,345

	TOTAL COMMON STOCK (Cost - $4,564,337)	4,699,817

	HEDGE FUNDS - 18.5%
36,932	Discovery Multi Manager Fund > (Cost- $3,771,057)	3,903,391

	MUTUAL FUNDS - 27.8%
	EQUITY FUNDS - 27.8%
597,648	Crow Point Alternative Income Fund - Class I + #	4,900,717
99,669	Crow Point Defined Risk Global Equity Fund - Class I + #	826,253
14,976	Crow Point Global Dividend Plus Fund + #	148,709
	TOTAL EQUITY FUNDS (Cost - $6,053,686)	5,875,679

	EXCHANGE TRADED FUNDS - 2.2%
	DEBT FUNDS - 1.6%
4,031	First Trust Senior Loan ETF +	195,463
3,872	SPDR Bloomberg Barclays High Yield Bond ETF +	142,916
		338,379
	EQUITY FUND - 0.6%
5,526	Recon Capital NASDAQ - 100 Covered Call ETF +	126,545

	TOTAL EXCHANGE TRADED FUNDS (Cost - $447,797)	464,924

Par Value
	BONDS & NOTES - 11.7%
	COMMERCIAL MBS - 6.9%
$ 7,226	Banc of America Commercial Mortgage Trust 2006-3, 5.889%, 7/10/44 + ~	7,215
25,429	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.727%, 7/10/43 +	25,455
500,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.119%, 10/12/42 + ~	496,311
150,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 6.087%, 6/11/50 + ~	154,337
250,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.133%, 12/10/49 + ~	254,354
330,437	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, 6/15/45 +	336,262
73,847	Morgan Stanley Capital I Trust 2006-IQ11, 6.234%, 10/15/42 + ~	74,040
119,476	Morgan Stanley Capital I Trust 2007-HQ12, 5.770%, 4/12/49 + ~	119,380
		1,467,354

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Par Value		Value
	FOOD - 1.1%
$ 249,375	Del Monte Foods, Inc., 4.910%, 2/18/21 + ~	$ 225,996

	HOME EQUITY ABS - 0.0%
5,306	Residential Asset Securities Corp., 3.87%, 5/25/33 + ~	5,366

	LODGING - 1.1%
227,055	Hilton Worldwide Finance LLC, 3.452%, 10/26/20 + ~	229,326

	OTHER ABS - 1.4%
125,767	Carlyle High Yield Partners X Ltd., 1.239%%, 4/19/22 + ^ ~	125,772
166,402	Diversified Asset Securitization Holdings II LP, 1.453%, 9/15/35 ^ > ~	166,402
3,085	GSAMP Trust 2005 - SEA2, 1.1219%, 1/25/45 + ^ ~	3,071
		295,245
	PHARMACEUTICALS - 1.2%
250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 2/27/21 + ~	252,033

	TOTAL BONDS & NOTES (Cost - $2,503,613)	2,475,320

Shares
	SHORT-TERM INVESTMENTS - 17.1%
	MONEY MARKET FUND - 17.1%
3,625,133	Federated Government Obligations Fund, 0.44% ** +	3,625,133
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,625,133)

	TOTAL INVESTMENTS - 99.5% (Cost - $20,965,623) (a)	$ 21,044,264
	SECURITIES SOLD SHORT - (12.1) % (Proceeds - $2,522,783) (a)	(2,558,039)
	OTHER ASSETS LESS LIABILITIES - 12.6%	2,653,898
	NET ASSETS - 100.0%	$ 21,140,123

	SECURITIES SOLD SHORT * - 12.1%
	COMMON STOCK - 10.7%
	AUTO MANUFACTURERS - 1.3%
11,220	Ford Motor Co.	138,679
520	Tesla, Inc.	131,004
		269,683
	BANKS - 1.6%
94	Banco Popular Espanol SA	97
270	BankUnited, Inc.	10,314
214	BB&T Corp.	9,885
1,381	Citizens Financial Group, Inc.	49,951
1,000	First Horizon National Corp.	20,000
1,542	JPMorgan Chase & Co.	130,499
538	KeyCorp	9,668
128	Signature Bank	20,163
1,150	Washington Trust Bancorp, Inc.	62,675
		313,252
	COMMERCIAL SERVICES - 1.4%
612	Gartner, Inc.	60,808
158	Moody's Corp.	16,380
3,282	New Oriental Education & Technology Group, Inc.	156,059
433	S&P Global, Inc.	52,038
		285,285
	COMPUTERS - 0.7%
11,708	Brocade Communications Systems, Inc.	145,999
446	Cray, Inc.	7,649
		153,648
	COSMETICS/PERSONAL CARE - 0.3%
777	Procter & Gamble Co.	68,065

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
248	Ally Financial, Inc.	$ 5,238
1,347	Ameriprise Financial, Inc.	151,228
147	FNF Group	5,198
491	Franklin Resources, Inc.	19,512
1,550	Legg Mason, Inc.	49,120
4,700	OneMain Holdings, Inc.	105,186
2,645	Piper Jaffray Cos	186,473
97	SEI Investments Co.	4,705
441	SLM Corp.	5,239
688	T Rowe Price Group, Inc.	46,399
244	Visa, Inc.	20,181
		598,479
	HEALTHCARE-PRODUCTS - 0.3%
2,331	VWR Corp.	60,396

	INVESTMENT COMPANIES - 0.0%
122	Oaktree Capital Group LLC	5,148

	MEDIA - 0.5%
30	FactSet Research Systems Inc	5,192
9,528	Houghton Mifflin Harcourt Co.	107,665
		112,857
	OIL & GAS - 0.1%
300	Occidental Petroleum Corp.	20,331

	REAL ESTATE - 0.5%
192	Realogy Holdings Corp.	4,975

	REITS - 0.5%
1,547	Welltower, Inc.	102,566

	RETAIL - 0.7%
3,601	FirstCash, Inc.	153,763

	SEMICONDUCTORS - 0.5%
4,918	Intersil Corp.	110,311

	TOTAL COMMON STOCK (Cost - $2,219,703)	2,258,759

	EXCHANGE TRADED FUNDS - 1.4%
	COMMODITY FUND - 0.5%
9,576	United States Oil Fund LP	108,400

	DEBT FUND - 0.2%
1,827	SPDR Bloomberg Barclays International Treasury Bond ETF	48,160

	EQUITY FUNDS - 0.7%
600	iShares Russell 2000 ETF	81,138
1,171	SPDR Consumer Staples Select Sector Fund	61,582
		142,720

	TOTAL EXCHANGE TRADED FUNDS (Cost - $303,080)	299,280

	SECURITIES SOLD SHORT (Proceeds - $2,522,783)(a)	2,558,039

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at January 31, 2017 is $12,273,381 or 58.1% of net assets.
*	Non-income producing security.
#	Affiliated Investment Company.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $295,245 and 1.4% of net assets.
>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $4,069,793 or 19.25% of net assets.
~	Floating rate or step coupon security - interest rate shown reflects the rate currently in effect.
**	Money market Fund; Interest rate reflects seven-day yield on January 31, 2017.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
LLC	- Limited Liability Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short) is $18,486,867 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 354,630
		Unrealized depreciation:	(355,272)
		Net unrealized depreciation:	$ (642)

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,699,817	$ -	$ -	$ 4,699,817
Bonds & Notes	-	2,308,918	166,402	2,475,320
Mutual Funds	5,875,679	-	-	5,875,679
Exchange Traded Funds	464,924	-	-	464,924
Hedge Fund	-	3,903,391	-	3,903,391
Money Market Fund	3,625,133	-	-	3,625,133
Total	$ 14,665,553	$ 6,212,309	$ 166,402	$ 21,044,264
Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,258,759	$ -	$ -	$ 2,258,759
Exchange Traded Funds	299,280	-	-	299,280
Total	$ 2,558,039	$ -	$ -	$ 2,558,039
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		EAS Crow Point Alternatives Fund

Beginning Balance April 30, 2016		$ 346,572
Depreciation		(2,058)
Proceeds from Sales		(178,112)
Ending Balance January 31, 2017		$ 166,402

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/13/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/13/17

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/13/17